Contract assets (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Contract assets, beginning	R$ 7,672,679
Contract assets, ending	7,605,061	R$ 7,672,679
Transmission Service Concession Contract [Member]
IfrsStatementLineItems [Line Items]
Contract assets, beginning	5,310,476	5,060,038
Realization of gains/losses in business combinations	722	721
Transfers to electricity grid use charges - customers	(718,826)	(603,317)
Transfers to property, plant and equipment	(4,086)	(3,822)
Transfers from litigations	(458)	(1,558)
Remuneration	716,030	711,648
Construction revenue	85,181	89,166
Construction income	1,410	1,458
Loss from inefficiency	12,654	56,142
Contract assets, ending	5,403,103	5,310,476
Concession Assets [Member] | Transmission Service Concession Contract [Member]
IfrsStatementLineItems [Line Items]
Contract assets, beginning	3,894,276	3,632,386
Realization of gains/losses in business combinations	722	721
Transfers to electricity grid use charges - customers	(423,851)	(389,939)
Transfers to property, plant and equipment	(4,086)	(3,822)
Transfers from litigations	(458)	(1,558)
Remuneration	521,308	509,722
Construction revenue	85,181	89,166
Construction income	1,410	1,458
Loss from inefficiency	12,654	56,142
Contract assets, ending	4,087,156	3,894,276
R B S E Assets [Member] | Transmission Service Concession Contract [Member]
IfrsStatementLineItems [Line Items]
Contract assets, beginning	1,416,200	1,427,652
Realization of gains/losses in business combinations
Transfers to electricity grid use charges - customers	(294,975)	(213,378)
Transfers to property, plant and equipment
Transfers from litigations
Remuneration	194,722	201,926
Construction revenue
Construction income
Loss from inefficiency
Contract assets, ending	R$ 1,315,947	R$ 1,416,200